TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of trade receivables and other current assets
The company’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2022	2021
Trade receivables	$506	$502
Collateral deposits(1)	603	434
Prepaids and others	53	83
Income tax receivables	66	30
Inventory	18	20
Other short-term receivables	75	77
	$1,321	$1,146
(1)    Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of the company’s risk management strategy.